1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

July 31, 2024 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 92.1%

AUSTRALIA – 3.0%
ANZ Group Holdings Ltd.	38,464	$730,710
Aristocrat Leisure Ltd.	10,209	361,982
BHP Group Ltd.	63,366	1,752,836
BlueScope Steel Ltd.	9,285	134,554
Brambles Ltd.	25,716	261,672
Coles Group Ltd.	20,176	238,813
Commonwealth Bank of Australia	19,925	1,791,488
Fortescue Ltd.	24,554	302,997
Goodman Group	28,782	660,652
Insurance Australia Group Ltd.	48,081	232,675
Macquarie Group Ltd.	5,640	773,801
Mineral Resources Ltd.	3,208	113,873
Mirvac Group	138,328	193,584
National Australia Bank Ltd.	38,265	965,403
Northern Star Resources Ltd.	30,165	277,748
Pilbara Minerals Ltd.#	37,092	71,071
Ramsay Health Care Ltd.	4,010	121,860
REA Group Ltd.#	2,580	345,233
Rio Tinto Ltd.	5,814	446,667
Rio Tinto PLC	53,835	3,478,373
SEEK Ltd.	15,430	221,687
Stockland	73,342	220,625
Suncorp Group Ltd.	27,727	322,932
Telstra Group Ltd.	69,467	178,986
Transurban Group	44,691	380,226
Wesfarmers Ltd.	13,865	667,786
Westpac Banking Corp.	45,143	879,734
WiseTech Global Ltd.	1,698	105,555
Woolworths Group Ltd.	16,645	375,532

TOTAL AUSTRALIA		$16,609,055

AUSTRIA – 1.3%
BAWAG Group AG*	43,822	3,198,908
Erste Group Bank AG	43,653	2,271,465
Wienerberger AG	51,673	1,832,041

TOTAL AUSTRIA		$7,302,414

BELGIUM – 0.8%
KBC Group NV	27,467	2,129,582
UCB SA	14,279	2,389,876

TOTAL BELGIUM		$4,519,458

BRAZIL – 1.4%
Atacadao SA*	667,900	1,092,276
Banco BTG Pactual SA	135,529	778,744
Cyrela Brazil Realty SA Empreendimentos e Participacoes	175,400	605,945
Localiza Rent a Car SA	137,875	1,066,700
PRIO SA	175,500	1,490,283
Rede D’Or Sao Luiz SA	216,500	1,061,036
Vale SA	108,300	1,176,027

Description	Number of Shares	Value

Wheaton Precious Metals Corp.	11,886	$710,672

TOTAL BRAZIL		$7,981,683

CANADA – 6.0%
Agnico Eagle Mines Ltd.	5,106	393,975
Alimentation Couche-Tard, Inc.	12,275	756,691
AltaGas Ltd.	9,070	216,264
ARC Resources Ltd.	17,344	300,111
Bank of Montreal#	9,551	805,573
Bank of Nova Scotia (The)	77,528	3,620,201
Brookfield Asset Management Ltd., Class A	7,301	318,660
Brookfield Corp.	13,137	640,650
CAE, Inc.*	6,216	113,096
Canadian Imperial Bank of Commerce	13,033	673,999
Canadian National Railway Co.	7,495	867,653
Canadian Natural Resources Ltd.	31,310	1,111,662
Canadian Pacific Kansas City Ltd.	11,151	935,112
Capstone Copper Corp.*	36,045	242,275
Cenovus Energy, Inc.	12,287	247,582
CGI, Inc.*	3,428	390,881
Constellation Software, Inc.	204	643,670
Dollarama, Inc.	4,689	439,574
Enbridge, Inc.#	92,619	3,466,211
Fortis, Inc.	11,833	494,695
Franco-Nevada Corp.	2,406	310,054
Gildan Activewear, Inc.	4,470	182,018
iA Financial Corp., Inc.	2,807	189,810
Imperial Oil Ltd.	4,176	299,169
Ivanhoe Mines Ltd., Class A*	17,840	233,232
Keyera Corp.	8,020	226,255
Loblaw Cos. Ltd.	3,008	370,921
Magna International, Inc.#	5,437	241,281
Manulife Financial Corp.	31,577	841,199
National Bank of Canada	3,609	301,863
Nutrien Ltd.	5,068	259,925
Parex Resources, Inc.	102,688	1,540,339
Pembina Pipeline Corp.	14,436	559,498
Power Corp. of Canada	5,814	168,274
Restaurant Brands International, Inc.	4,488	314,240
RioCan REIT#	15,638	202,519
Rogers Communications, Inc., Class B	5,991	231,673
Royal Bank of Canada	50,124	5,601,080
Saputo, Inc.	5,539	127,297
Shopify, Inc., Class A*	13,935	853,470
Sun Life Financial, Inc.	8,621	427,975
Suncor Energy, Inc.	10,744	429,091
TC Energy Corp.	15,574	661,245
TFI International, Inc.	665	103,513
Thomson Reuters Corp.	2,221	359,938
Toronto-Dominion Bank (The)	21,635	1,277,588
Tourmaline Oil Corp.	7,458	328,159

July 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

WSP Global, Inc.	1,404	$233,219

TOTAL CANADA		$33,553,380

CAYMAN ISLANDS – 0.1%
Patria Investments Ltd.	60,077	781,602

CHILE – 0.1%
Lundin Mining Corp.	72,287	729,860

CHINA – 5.5%
Alibaba Group Holding Ltd.	43,628	431,654
Alibaba Group Holding Ltd., ADR	49,312	3,888,251
China Tower Corp. Ltd., Class H	7,336,000	901,407
Fuyao Glass Industry Group Co. Ltd., Class H	51,072	266,707
Fuyao Glass Industry Group Co. Ltd., Class A	158,670	988,572
Kanzhun Ltd., ADR	77,292	1,049,625
KE Holdings, Inc., ADR	41,126	569,595
Kunlun Energy Co. Ltd.	648,000	628,687
Kweichow Moutai Co. Ltd., Class A	5,500	1,082,048
Meituan, Class B*	231,628	3,240,423
Midea Group Co. Ltd., Class A	107,900	952,301
NetEase, Inc., ADR	32,588	3,001,681
NetEase, Inc.	13,400	250,751
PICC Property & Casualty Co. Ltd., Class H	3,146,000	4,123,340
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	211,800	568,764
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	27,200	968,037
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*,#	26,700	539,957
Tencent Holdings Ltd.	104,010	4,821,854
Tsingtao Brewery Co. Ltd., Class H	80,000	511,465
Will Semiconductor Co. Ltd. Shanghai, Class A	77,640	1,106,625
Zai Lab Ltd., ADR*,#	22,979	437,290
Zai Lab Ltd.*,#	80,800	154,095

TOTAL CHINA		$30,483,129

DENMARK – 1.1%
Novo Nordisk A/S, Class B	31,208	4,127,635
Pandora A/S	11,903	1,866,048

TOTAL DENMARK		$5,993,683

FINLAND – 0.4%
Wartsila OYJ Abp	107,765	2,222,359

FRANCE – 7.5%
AXA SA	130,670	4,594,658
Bureau Veritas SA	195,759	6,143,945
Capgemini SE	10,178	2,022,380
Cie de Saint-Gobain SA	33,171	2,851,842
Cie Generale des Etablissements Michelin SCA	50,647	2,006,145
Dassault Aviation SA	1,550	312,181
Elis SA#	82,727	1,914,179
Engie SA	217,567	3,423,616
LVMH Moet Hennessy Louis Vuitton SE	2,634	1,861,472
Pernod Ricard SA	13,956	1,872,881
Publicis Groupe SA	18,250	1,908,348
Rexel SA	40,956	1,042,515
Technip Energies NV	82,758	2,113,730

Description	Number of Shares	Value

Thales SA	13,713	$2,180,869
TotalEnergies SE	76,700	5,186,376
Vinci SA	18,709	2,138,169

TOTAL FRANCE		$41,573,306

GERMANY – 4.2%
Brenntag SE	75,934	5,409,059
Daimler Truck Holding AG	44,352	1,715,518
Hensoldt AG	36,719	1,360,668
Jenoptik AG	30,746	878,456
Rheinmetall AG	4,466	2,435,031
SAP SE	10,029	2,116,725
Siemens AG	20,711	3,797,461
Talanx AG	55,847	4,245,939
United Internet AG	77,574	1,721,067

TOTAL GERMANY		$23,679,924

GREECE – 0.5%
Hellenic Telecommunications Organization SA	124,537	2,044,615
Piraeus Financial Holdings SA	115,695	488,323

TOTAL GREECE		$2,532,938

HONG KONG – 1.2%
AIA Group Ltd.	570,591	3,834,200
CK Asset Holdings Ltd.	60,484	231,474
CLP Holdings Ltd.	29,799	255,735
Hong Kong & China Gas Co. Ltd.	330,818	269,724
Hong Kong Exchanges & Clearing Ltd.	50,245	1,490,722
Jardine Matheson Holdings Ltd.	4,336	152,627
Sun Hung Kai Properties Ltd.	27,603	239,716
Techtronic Industries Co. Ltd.	26,059	333,874

TOTAL HONG KONG		$6,808,072

HUNGARY – 0.5%
MOL Hungarian Oil & Gas PLC	96,300	750,611
OTP Bank Nyrt	45,100	2,309,485

TOTAL HUNGARY		$3,060,096

INDIA – 1.4%
HDFC Bank Ltd., ADR	35,683	2,141,337
ICICI Bank Ltd., ADR	91,761	2,671,163
Infosys Ltd., ADR#	94,673	2,095,113
MakeMyTrip Ltd.*	9,824	919,428

TOTAL INDIA		$7,827,041

INDONESIA – 0.5%
Bank Central Asia Tbk PT	2,556,100	1,615,248
Bank Mandiri Persero Tbk PT	2,328,400	916,467

TOTAL INDONESIA		$2,531,715

IRELAND – 0.4%
AIB Group PLC	340,309	1,951,987

ISRAEL – 0.2%
Bank Hapoalim BM	29,477	270,879
Bank Leumi Le-Israel BM	39,956	344,981
Check Point Software Technologies Ltd.*	2,005	367,817
Nice Ltd.*	950	172,389

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

Wix.com Ltd.*	590	$91,996

TOTAL ISRAEL		$1,248,062

ITALY – 0.7%
FinecoBank Banca Fineco SpA	218,166	3,706,929

JAPAN – 14.7%
77 Bank Ltd. (The)	14,442	456,961
ABC-Mart, Inc.	20,658	406,458
Adastria Co. Ltd.	12,200	269,971
ADEKA Corp.	32,800	705,023
Aisin Corp.	8,000	275,024
ARE Holdings, Inc.	36,900	505,449
Asahi Group Holdings Ltd.#	22,045	817,463
ASKUL Corp.	42,267	600,691
Astellas Pharma, Inc.	238,803	2,785,676
BIPROGY Inc.	22,640	743,407
BML, Inc.	6,900	138,410
Canon Marketing Japan, Inc.#	18,682	581,517
Casio Computer Co. Ltd.	36,200	293,723
Chugai Pharmaceutical Co. Ltd.	20,622	909,788
Dai-ichi Life Holdings, Inc.	32,216	999,566
Daiichi Sankyo Co. Ltd.	49,090	2,014,655
Daito Trust Construction Co. Ltd.	7,844	949,574
Dentsu Soken, Inc.#	10,970	416,670
dip Corp.	36,819	755,772
en Japan, Inc.	34,200	643,569
Fuji Corp.	39,000	659,958
Fuso Chemical Co. Ltd.	26,521	691,329
Future Corp.#	86,492	989,602
Hikari Tsushin, Inc.	3,599	677,733
Hitachi Ltd.	51,720	1,135,178
Honda Motor Co. Ltd.	101,407	1,114,898
Isuzu Motors Ltd.	300,965	4,153,701
ITOCHU Corp.	25,557	1,327,794
Japan Post Holdings Co. Ltd.	33,750	361,370
JGC Holdings Corp.	35,685	306,338
Kamigumi Co. Ltd.	3,065	70,382
KDDI Corp.	140,874	4,250,529
Keyence Corp.	2,171	954,889
KH Neochem Co. Ltd.#	37,574	564,093
Kirin Holdings Co. Ltd.	40,636	577,918
Koa Corp.	24,709	220,526
Kokuyo Co. Ltd.	17,100	288,910
Kyowa Kirin Co. Ltd.#	31,021	658,294
LaSalle Logiport REIT	696	688,543
Lintec Corp.	22,400	508,394
Marui Group Co. Ltd.	40,123	652,580
Mebuki Financial Group, Inc.	75,630	320,584
MEITEC Group Holdings, Inc.	13,109	298,399
MISUMI Group, Inc.	39,299	729,945
Mitsubishi Corp.	37,265	782,091
Mitsubishi Estate Co. Ltd.	22,225	381,952
Mitsubishi Gas Chemical Co., Inc.	16,765	320,740
Mitsubishi UFJ Financial Group, Inc.	399,796	4,670,358
Mitsui & Co. Ltd.	28,718	676,710
MS&AD Insurance Group Holdings, Inc.	34,709	829,930
NET One Systems Co. Ltd.	41,400	836,539

Description	Number of Shares	Value

Nichicon Corp.	50,448	$373,128
Nikon Corp.	50,100	580,412
Nintendo Co. Ltd.	11,576	648,173
Nippon Shinyaku Co. Ltd.	7,800	179,581
Nippon Telegraph & Telephone Corp.	422,609	452,498
NOF Corp.	35,843	516,452
OKUMA Corp.	5,386	272,131
Open Up Group, Inc.#	43,300	628,956
Optorun Co. Ltd.#	29,720	391,426
OSG Corp.	33,100	459,474
Persol Holdings Co. Ltd.	274,100	472,981
Recruit Holdings Co. Ltd.	16,550	956,509
Resona Holdings, Inc.	7,500	54,671
Rohm Co. Ltd.	55,608	760,594
Roland Corp.#	16,204	422,934
San-In Godo Bank Ltd. (The)	38,522	370,293
Sankyu, Inc.	9,653	332,495
Sega Sammy Holdings, Inc.	47,394	774,319
Sekisui Chemical Co. Ltd.	43,408	658,777
Sekisui House Ltd.#	27,199	686,307
Shimamura Co. Ltd.	9,549	468,128
Shin-Etsu Chemical Co. Ltd.	51,458	2,317,937
Shionogi & Co. Ltd.	14,699	647,303
SoftBank Group Corp.	11,484	702,356
Sony Group Corp.	37,240	3,363,420
Square Enix Holdings Co. Ltd.	10,808	367,373
Stanley Electric Co. Ltd.	18,000	358,366
Sumitomo Mitsui Financial Group, Inc.	13,954	1,016,708
Sumitomo Mitsui Trust Holdings, Inc.	40,676	1,042,933
Suzuki Motor Corp.	42,867	503,484
T&D Holdings, Inc.	30,294	576,133
TechnoPro Holdings, Inc.#	29,987	577,100
THK Co. Ltd.	28,185	539,222
TIS, Inc.	9,500	204,833
Tokio Marine Holdings, Inc.	84,834	3,410,236
Tokyo Electron Ltd.	13,740	2,845,131
Toyota Industries Corp.	2,757	236,122
Toyota Motor Corp.	118,310	2,329,002
Ushio, Inc.	40,043	577,236
Valqua Ltd.	10,620	260,883
Yamaha Corp.	26,859	644,559
Yamaha Motor Co. Ltd.	302,214	2,854,596
Yamato Holdings Co. Ltd.	15,500	189,036

TOTAL JAPAN		$81,993,782

KAZAKHSTAN – 0.3%
Kaspi.KZ JSC	10,902	1,418,677

MACAO – 0.0%**
Galaxy Entertainment Group Ltd.	49,085	206,383

MEXICO – 0.3%
Corp Inmobiliaria Vesta SAB de CV, ADR	32,729	961,578
Grupo Financiero Banorte SAB de CV, Class O	78,700	591,000

TOTAL MEXICO		$1,552,578

NETHERLANDS – 2.8%
Aalberts NV	27,612	1,054,873
ASML Holding NV	3,878	3,569,519

July 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Heineken NV#	17,723	$1,573,202
ING Groep NV	141,382	2,562,929
Koninklijke KPN NV	606,015	2,384,706
Koninklijke Philips NV*	90,715	2,560,438
Wolters Kluwer NV	9,795	1,644,159

TOTAL NETHERLANDS		$15,349,826

NEW ZEALAND – 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	15,857	305,295
Xero Ltd.*	2,876	259,883

TOTAL NEW ZEALAND		$565,178

NORWAY – 1.0%
DNB Bank ASA	98,915	2,044,373
Equinor ASA	137,660	3,658,955

TOTAL NORWAY		$5,703,328

PERU – 0.2%
Credicorp Ltd.	6,076	1,036,809

PHILIPPINES – 0.1%
Ayala Land, Inc.	1,526,200	771,264

POLAND – 0.3%
Allegro.eu SA*	168,807	1,550,212

PORTUGAL – 0.2%
Jeronimo Martins SGPS SA	70,933	1,239,791

SINGAPORE – 0.6%
CapitaLand Ascendas REIT	177,550	361,290
DBS Group Holdings Ltd.	28,991	793,573
Grab Holdings Ltd., Class A*	329,634	1,087,792
Keppel Ltd.	46,716	232,060
Oversea-Chinese Banking Corp. Ltd.	56,702	629,928
Singapore Telecommunications Ltd.	177,841	409,778

TOTAL SINGAPORE		$3,514,421

SOUTH AFRICA – 1.9%
Anglo American PLC	157,160	4,747,871
FirstRand Ltd.	430,219	1,929,932
Naspers Ltd., Class N	20,945	4,050,662

TOTAL SOUTH AFRICA		$10,728,465

SOUTH KOREA – 3.2%
BGF retail Co. Ltd.	4,982	374,170
Coupang, Inc.*	93,290	1,935,767
HD Hyundai Marine Solution Co. Ltd.	5,668	557,846
Hyundai Motor Co.	13,089	2,367,286
Samsung Electronics Co. Ltd.	131,410	8,008,207
SK Hynix, Inc.	27,278	3,855,674
SK Telecom Co. Ltd.	25,648	1,007,850

TOTAL SOUTH KOREA		$18,106,800

SPAIN – 1.7%
Bankinter SA	216,732	1,850,195
Iberdrola SA	215,967	2,846,841
Industria de Diseno Textil SA	103,602	5,029,850

TOTAL SPAIN		$9,726,886

Description	Number of Shares	Value

SWEDEN – 1.2%
AAK AB	53,537	$1,539,741
Alfa Laval AB	42,597	1,881,409
Trelleborg AB, Class B	44,472	1,651,941
Volvo AB, Class B	62,095	1,584,671

TOTAL SWEDEN		$6,657,762

SWITZERLAND – 3.7%
ABB Ltd.	38,329	2,130,092
DSM-Firmenich AG	15,102	1,929,426
Novartis AG	89,498	10,051,510
Sulzer AG	10,303	1,535,326
UBS Group AG	167,030	5,073,221

TOTAL SWITZERLAND		$20,719,575

TAIWAN – 5.3%
ASPEED Technology, Inc.	16,244	2,016,292
Delta Electronics, Inc.	137,363	1,732,186
Largan Precision Co. Ltd.	11,206	959,686
Realtek Semiconductor Corp.	188,000	2,928,385
Taiwan Semiconductor Manufacturing Co. Ltd.	651,000	18,498,144
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,522	1,744,548
Unimicron Technology Corp.	292,000	1,594,585

TOTAL TAIWAN		$29,473,826

THAILAND – 0.4%
PTT Exploration & Production PCL	363,500	1,499,074
True Corp. PCL, NVDR*	3,860,624	1,001,845

TOTAL THAILAND		$2,500,919

TURKEY – 0.2%
KOC Holding AS	169,194	1,098,916

UNITED ARAB EMIRATES – 1.2%
Abu Dhabi Islamic Bank PJSC	1,376,249	4,593,804
Americana Restaurants International PLC	1,481,315	1,246,209
Burjeel Holdings PLC	828,284	602,110

TOTAL UNITED ARAB EMIRATES		$6,442,123

UNITED KINGDOM – 10.6%
AstraZeneca PLC	18,088	2,875,935
Babcock International Group PLC	386,972	2,641,576
BAE Systems PLC	292,883	4,883,409
Beazley PLC	188,496	1,656,264
British American Tobacco PLC	62,675	2,211,697
Bunzl PLC	51,649	2,163,226
Genuit Group PLC	247,891	1,631,622
HSBC Holdings PLC	268,491	2,429,917
Intermediate Capital Group PLC	57,586	1,625,692
National Grid PLC	307,150	3,893,287
QinetiQ Group PLC	390,436	2,425,302
Reckitt Benckiser Group PLC	77,566	4,166,091
Rotork PLC	457,820	2,129,376
RS Group PLC	186,270	1,958,778
Serco Group PLC	693,908	1,708,282
Smith & Nephew PLC	185,110	2,672,382
Smiths Group PLC	176,644	4,055,733

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

Standard Chartered PLC	211,111	$2,082,133
Tate & Lyle PLC	374,983	3,169,540
Tesco PLC	597,689	2,547,879
Unilever PLC	98,405	6,041,857

TOTAL UNITED KINGDOM		$58,969,978

UNITED STATES – 5.3%
Alcon, Inc.	18,233	1,732,005
CRH PLC	18,947	1,623,758
CSL Ltd.	5,652	1,144,764
CyberArk Software Ltd.*	447	114,602
GSK PLC	173,000	3,362,690
Haleon PLC	417,454	1,876,156
Holcim AG*	19,053	1,785,154
James Hardie Industries PLC, CDI*	8,606	307,677
Monday.com Ltd.*	432	99,278
Nestle SA	25,570	2,596,764
Philip Morris International, Inc.	38,851	4,474,081
QIAGEN NV*,#	72,327	3,231,229
Roche Holding AG	14,726	4,794,863
Roche Holding AG#	307	108,355
Smurfit WestRock PLC*	53,540	2,375,266

TOTAL UNITED STATES		$29,626,642

TOTAL COMMON STOCKS (Cost $407,483,166)		$514,050,834

EXCHANGE-TRADED FUNDS – 4.1%
iShares MSCI India ETF*	389,769	22,380,536
Next Funds Topix ETF	14,160	274,164

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,729,165)		$22,654,700

PREFERRED STOCK – 0.3%

CHILE – 0.3%
Embotelladora Andina SA, 6.84%	499,150	1,595,160

TOTAL PREFERRED STOCK (Cost $1,083,949)		$1,595,160

RIGHTS – 0.0%**

BRAZIL – 0.0%**
Localiza Rent a Car SA, Expire 08/07/24*	1,393	2,707

TOTAL RIGHTS (Cost $0)		$2,707

MONEY MARKET FUND – 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%^	13,308,858	13,308,858

TOTAL MONEY MARKET FUND (Cost $13,308,858)		$13,308,858

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.8%

REPURCHASE AGREEMENTS – 2.8%
Bank of Montreal, 5.34%, dated 7/31/24, due 8/01/24, repurchase price $2,905,613, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 1/01/32 to 8/01/54; total market value of $2,963,286.	$2,905,182	$2,905,182
BNP Paribas SA, 5.34%, dated 7/31/24, due 8/01/24, repurchase price $2,905,613, collateralized by U.S. Government Agency & Treasury Securities, 1.22% to 7.00%, maturing 9/30/25 to 7/20/64; total market value of $2,963,286.	2,905,182	2,905,182
Deutsche Bank Securities, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $1,177,954, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 6.00%, maturing 7/31/26 to 10/01/53; total market value of $1,201,335.	1,177,779	1,177,779
National Bank Financial, 5.39%, dated 7/31/24, due 8/01/24, repurchase price $2,905,617, collateralized by U.S. Treasury Securities, 0.00% to 4.88%, maturing 8/01/24 to 9/09/49; total market value of $2,963,286.	2,905,182	2,905,182
Nomura Securities International, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $2,905,613, collateralized by U.S. Government Agency & Treasury Securities, 1.10% to 6.50%, maturing 3/01/28 to 4/15/59; total market value of $2,963,286.	2,905,182	2,905,182
TD Securities, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $2,905,613, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 10/20/41 to 7/20/54; total market value of $2,963,286.	2,905,182	2,905,182

TOTAL REPURCHASE AGREEMENTS (Cost $15,703,689)		$15,703,689

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $15,703,689)		$15,703,689

TOTAL INVESTMENTS – 101.7% (Cost $455,308,827)		$567,315,948
COLLATERAL FOR SECURITIES ON LOAN – (2.8%)		(15,703,689)
OTHER ASSETS LESS LIABILITIES – 1.1%		6,248,503

TOTAL NET ASSETS – 100.0%		$557,860,762

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets

Investments in Securities
Common Stocks
Australia	$ 16,609,055	$—	$—	$ 16,609,055
Austria	7,302,414	—	—	7,302,414
Belgium	4,519,458	—	—	4,519,458
Brazil	7,981,683	—	—	7,981,683
Canada	33,553,380	—	—	33,553,380
Cayman Islands	781,602	—	—	781,602
Chile	729,860	—	—	729,860
China	30,483,129	—	—	30,483,129
Denmark	5,993,683	—	—	5,993,683
Finland	2,222,359	—	—	2,222,359
France	41,573,306	—	—	41,573,306
Germany	23,679,924	—	—	23,679,924
Greece	2,532,938	—	—	2,532,938
Hong Kong	6,808,072	—	—	6,808,072
Hungary	3,060,096	—	—	3,060,096
India	7,827,041	—	—	7,827,041
Indonesia	2,531,715	—	—	2,531,715
Ireland	1,951,987	—	—	1,951,987
Israel	1,248,062	—	—	1,248,062
Italy	3,706,929	—	—	3,706,929
Japan	80,835,452	1,158,330	—	81,993,782
Kazakhstan	1,418,677	—	—	1,418,677
Macao	206,383	—	—	206,383
Mexico	1,552,578	—	—	1,552,578
Netherlands	15,349,826	—	—	15,349,826
New Zealand	565,178	—	—	565,178
Norway	5,703,328	—	—	5,703,328
Peru	1,036,809	—	—	1,036,809
Philippines	771,264	—	—	771,264
Poland	1,550,212	—	—	1,550,212
Portugal	1,239,791	—	—	1,239,791
Singapore	3,514,421	—	—	3,514,421
South Africa	10,728,465	—	—	10,728,465
South Korea	18,106,800	—	—	18,106,800
Spain	9,726,886	—	—	9,726,886
Sweden	6,657,762	—	—	6,657,762
Switzerland	20,719,575	—	—	20,719,575
Taiwan	29,473,826	—	—	29,473,826
Thailand	2,500,919	—	—	2,500,919
Turkey	1,098,916	—	—	1,098,916
United Arab Emirates	1,848,319	4,593,804	—	6,442,123
United Kingdom	58,969,978	—	—	58,969,978
United States	29,626,642	—	—	29,626,642
Exchange-Traded Funds	22,654,700	—	—	22,654,700
Preferred Stock
Chile	1,595,160	—	—	1,595,160
Rights
Brazil	2,707	—	—	2,707
Money Market Fund	13,308,858	—	—	13,308,858
Repurchase Agreements	—	15,703,689	—	15,703,689

Total Investments in Securities	$545,860,125	$21,455,823	$—	$567,315,948

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington International Fund (concluded)

	Level 1	Level 2	Level 3	Total

Other Financial Instruments!

Financial Futures Contracts	$563,033	$—	$—	$563,033

Total Assets – Other Financial Instruments	$563,033	$—	$—	$563,033

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

¢	Country classifications are based on primary country of risk.
#	Security, or a portion thereof, is on loan.
*	Non-income producing security.
**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

SPI	Share Price Index

TOPIX	Tokyo Stock Price Index

  At July 31, 2024, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
SPI 200 Index	September 2024	104	$13,142,844	$13,705,877	$563,033	$—
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$563,033	$—

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

July 31, 2024 (unaudited)